Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Feb. 29, 2024	Aug. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	19,800,000,000	180,000,000
Ordinary shares, shares issued	323,000,000	154,000,000
Ordinary shares, shares outstanding	323,000,000	154,000,000